SHARE CAPITAL (Schedule of Stock Options Outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Amount of options
Options outstanding at beginning of year	2,073,584	[1]	1,736,822	[1]
Granted	552,647		879,529	[1]
Exercised	(588)		(147)	[1]
Forfeited or cancelled	(264,310)		(542,620)	[1]
Options outstanding at the year end	2,361,333		2,073,584	[1]
Options vested and expected to vest at the period end	2,228,632		1,732,251	[1]
Options exercisable at the period end	1,255,494		1,035,790	[1]
Weighted average exercise price
Options outstanding at beginning of year	$ 10.54	[1]	$ 11.48	[1]
Granted	$ 10.8		$ 10.29	[1]
Exercised	$ 22.44		$ 11.05	[1]
Forfeited or cancelled	$ 17.97		$ 12.75	[1]
Options outstanding at the year end	$ 9.78		$ 10.54	[1]
Options vested and expected to vest at the year end	$ 9.73		$ 10.63	[1]
Options exercisable at the year end	$ 9.12		$ 10.88	[1]
Aggregate intrinsic value
Options outstanding at the year end	$ 14,041		$ 2,587
Options vested and expected to vest at the year end	13,821		2,385
Options exercisable at the year end	8,762		1,973
Total intrinsic value for the options exercised during the year

[1]	Adjusted to reflect reverse split and share dividend (see Note 19)